Share Capital (Details)	May 05, 2025	Nov. 26, 2024	Apr. 01, 2027	Apr. 17, 2026	Sep. 30, 2025 shares	May 31, 2025 shares	Apr. 17, 2025 shares	Mar. 31, 2025 shares	Sep. 30, 2024 shares	Aug. 31, 2024 shares
Share Capital [Line Items]
Exercisable into common shares							4,838
Maximum [Member]
Share Capital [Line Items]
Number of stock split	7.97:1
Warrants [member]
Share Capital [Line Items]
Number of shares issued					261,188			261,188
Number of shares outstanding					261,188			261,188
Ordinary shares [member]
Share Capital [Line Items]
Number of shares issued					1,872,051				76,009
Number of shares outstanding					1,872,051
Ordinary shares [member] | PGI [Member]
Share Capital [Line Items]
Number of shares issued						15,242
Ordinary shares [member] | NCAC [Member]
Share Capital [Line Items]
Number of shares issued										586
Ordinary shares [member] | Maximum [Member]
Share Capital [Line Items]
Number of stock split		75:1
Restricted Stock Units (RSUs) [Member]
Share Capital [Line Items]
Number of shares issued							12,713
Forecast [Member]
Share Capital [Line Items]
Exercisable into common shares			3,943	3,932